PROPERTY PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY PLANT AND EQUIPMENT
NOTE 6 -        PROPERTY PLANT AND EQUIPMENT

Composition:

		Machinery		Computers
	Land and	and	Motor	and	Office
	Building	equipment	Vehicles	equipment	Furniture	Total
Consolidated Cost:
Balance -January 1, 2017	54,477	4,388	12,392	4,584	1,363	77,204
Changes during 2017:
Additions	10	705	1,419	196	320	2,650
Dispositions	-	-	(1,256)	-	-	(1,256)

Balance - December 31, 2017	54,487	5,093	12,555	4,780	1,683	78,598
Changes during 2018:
Additions	592	407	815	264	65	2,143
Dispositions	-	-	(1,130)	-	-	(1,130)

Balance - December 31, 2018	55,079	5,500	12,240	5,044	1,748	79,611

Accumulated depreciation:
Balance - January 1, 2017	17,038	2,850	10,582	3,649	844	34,963
Changes during 2017:
Additions	1,663	894	821	260	44	3,682
Dispositions	-	-	(1,256)	-	-	(1,256)
Balance - December 31, 2017	18,701	3,744	10,147	3,909	888	37,389
Changes during 2018:
Additions	1,826	404	1,079	241	64	3,614
Dispositions	-	-	(784)	-	-	(784)
Balance - December 31, 2018	20,527	4,148	10,442	4,150	952	40,219

Net book value:
December 31, 2018	34,552	1,352	1,798	894	796	39,392

December 31, 2017	35,786	1,349	2,408	871	795	41,209

Net book value (Dollars in thousands):
December 31, 2018	9,219	361	480	239	212	10,510

December 31, 2017	9,548	360	642	232	212	10,994